Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

As of December 31, 2020, 2019 and 2018, inventories are as follows:

	December 31,
	2020	2019	2018
Raw materials and by-products	$2,410,275	1,836,783	1,688,527
Medicine, materials and spare parts	1,110,559	877,837	903,337
Balanced feed	380,121	330,238	322,522
Processed chicken	1,575,985	1,554,115	1,548,597
Commercial eggs	55,364	56,599	52,050
Processed beef	151,402	47,954	39,709
Processed turkey	2,472	4,482	10,762
Other processed products	2,160	2,199	10,092
Total	$5,688,338	4,710,207	4,575,596